Income Taxes - Reconciliation of Beginning and Ending Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Beginning balance	$ 340	$ 305
Increase related to prior year tax positions	79
Increase related to current year tax positions	106	35
Ending balance	$ 525	$ 340